Fees Summary	Jun. 06, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,750,000
Previously Paid Amount	0.00
Total Fee Amount	880.33
Total Offset Amount	0.00
Net Fee	880.33
Narrative - Max Aggregate Offering Price	$ 5,750,000
Final Prospectus	true